Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Stock-based Compensation
(8)	Stock-based Compensation

2017 Stock Incentive Plan

The Company adopted the CARISMA Therapeutics Inc. 2017 Stock Incentive Plan, as amended (the “Legacy Carisma Plan”), that provided for the grant of incentive stock options to employees, directors, and consultants. The maximum term of options granted under the Legacy Carisma Plan was ten years, and stock options typically vested over a four-year period. The Company’s stock options vest based on the terms in the awards agreements and generally vest over four years. Upon completion of the Sesen Bio Merger, the Company assumed the Legacy Carisma Plan and the outstanding and unexercised options issued thereunder and ceased granting awards under the Legacy Carisma Plan.

2014 Stock Incentive Plan

The Amended and Restated Stock Incentive Plan, as amended (the “2014 Plan”), provides for the grant of incentive and non-qualified stock options, restricted stock awards and restricted stock units, stock appreciation rights and other stock-based awards to the Company’s employees, officers, directors, consultants, and advisors, with amounts and terms of grants determined by the Company’s board of directors at the time of grant. Stock options outstanding under the 2014 Plan generally vest over a four-year period and are exercisable for a period of ten years from the date of grant. As of June 30, 2025, approximately 7.7 million shares of common stock remained available for issuance.

2014 Employee Stock Purchase Plan

The Carisma Therapeutics Inc. 2014 Employee Stock Purchase Plan (the “2014 ESPP”) provides employees with the opportunities to purchase shares of common stock at a 15% discount to the market price through payroll deductions or lump sum cash investments. The 2014 ESPP had 0.2 million shares of common stock available for issuance as of June 30, 2025.

The following table summarizes stock option activity for the six months ended June 30, 2025:

			Weighted
		Weighted	average	Aggregate
		average	remaining	Intrinsic
		exercise	contractual	Value
	Options	price	term (years)	(in thousands)
Outstanding as of December 31, 2024	7,746,991	$2.81
Exercised	(37,987)	0.11		$14
Granted	1,749,000	0.50
Forfeited	(3,037,128)	2.10
Outstanding as of June 30, 2025	6,420,876	$2.53	7.0	$43
Exercisable as of June 30, 2025	4,691,835	$2.46	6.3	$43

The weighted-average grant-date per share fair values of options granted during the six months ended June 30, 2025 and 2024 were $0.42 and $1.45, respectively. The fair values in the six months ended June 30, 2025 and 2024 were estimated using the Black-Scholes option-pricing model based on the following assumptions:

	Six Months Ended June 30,
	2025		2024
Risk-free interest rate	4.32% - 4.35%		3.77% - 4.59%
Expected term	6	years	6	years
Expected volatility	108.30% - 110.68%		103.00% - 107.10%
Expected dividend yield	—		—

Stock-Based Compensation Expense

The Company recorded stock-based compensation expense in the following expense categories in its accompanying unaudited interim consolidated statements of operations (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Research and development	$103	$(44)	$210	$392
General and administrative	328	669	729	1,290
	$431	$625	$939	$1,682

In connection with the cash preservation plan, 3.0 million options were forfeited during the six months ended June 30, 2025, resulting in a reduction in stock-based compensation expense related to research and development and, general and administrative employees. Compensation cost for awards not vested as of June 30, 2025 was $3.1 million and will be expensed over a weighted-average period of 2.1 years.

(10)	Stock-based Compensation

2017 Stock Incentive Plan

The Company adopted the CARISMA Therapeutics Inc. 2017 Stock Incentive Plan, as amended (the Legacy Carisma Plan), that provided for the grant of incentive stock options to employees, directors, and consultants. The maximum term of options granted under the Legacy Carisma Plan was ten years, and stock options typically vested over a four-year period. The Company’s stock options vest based on the terms in the awards agreements and generally vest over four years. Upon completion of the Merger, the Company assumed the Legacy Carisma Plan and the outstanding and unexercised options issued thereunder, and ceased granting awards under the Legacy Carisma Plan.

2014 Stock Incentive Plan

The Amended and Restated 2014 Stock Incentive Plan, as amended, provides for the grant of incentive and non-qualified stock options, restricted stock awards and restricted stock units, stock appreciation rights and other stock-based awards to the Company’s employees, officers, directors, consultants, and advisors, with amounts and terms of grants determined by the Company’s board of directors at the time of grant. Stock options outstanding under the 2014 Amended and Restated Stock Incentive Plan (the 2014 Plan) generally vest over a four-year period and are exercisable for a period of ten years from the date of grant. As of December 31, 2024, approximately 4.8 million shares of common stock remained available for issuance.

2014 Employee Stock Purchase Plan

The Carisma Therapeutics Inc. 2014 Employee Stock Purchase Plan (the Carisma 2014 ESPP) provides employees with the opportunity to purchase shares of common stock at a 15% discount to the market price through payroll deductions or lump sum cash investments. The purpose of the Carisma 2014 ESPP is to enhance employee interest in the success and progress of the Company by encouraging employee ownership of common stock. The Carisma 2014 ESPP had 0.2 million shares of common stock available for issuance as of December 31, 2024.

The following table summarizes stock option activity:

			Weighted
		Weighted	average	Aggregate
		average	remaining	Intrinsic
		exercise	contractual	Value (in
	Options	price	term (years)	thousands)
Outstanding as of December 31, 2023	6,023,370	$3.94
Exercised	(3,810)	0.99		$4
Granted	3,805,465	1.76
Forfeited	(2,078,034)	4.17
Outstanding as of December 31, 2024	7,746,991	$2.81	7.5	$59
Exercisable as of December 31, 2024	4,414,750	$2.44	6.4	$59

The weighted-average grant-date per share fair values of options granted during the years ended December 31, 2024 and 2023 were $1.36 and $4.29, respectively. The fair values in the years ended December 31, 2024 and 2023 were estimated using the Black-Scholes option-pricing model based on the following assumptions:

	Years Ended December 31,
	2024		2023
Risk-free interest rate	3.77% – 4.59%		2.92% – 4.76%
Expected term	6	years	6	years
Expected volatility	86.55% – 112.12%		57.77% – 103.00%
Expected dividend yield	—		—

Stock-Based Compensation Expense

The Company recorded stock-based compensation expense in the following expense categories in the accompanying consolidated statements of operations:

	Years Ended December 31,
	2024	2023
Research and development	$1,116	$1,242
General and administrative	2,533	1,074
	$3,649	$2,316

In connection with the reductions in force, 1,898,297 options were forfeited during the year ended December 31, 2024. The Company recognized stock-based compensation expense of $0.2 million related to the modification of Sesen Bio options assumed in connection with the Merger during the year ended December 31, 2023. Compensation cost for awards not vested as of December 31, 2024 was $7.2 million and will be expensed over a weighted-average period of 2.5 years.